Variable Interest Entities	12 Months Ended
Dec. 31, 2025
Variable Interest Entity, Measure of Activity [Abstract]
Variable Interest Entities	VARIABLE INTEREST ENTITIES
In the normal course of its activities, the Company enters into relationships with various special-purpose entities and other entities that are deemed to be VIEs. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control activities of the entity, the obligation to absorb the entity’s expected losses and the right to receive the entity’s expected residual returns) or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE.

The Company is the primary beneficiary if the Company has (1) the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and (2) the obligation to absorb losses of the entity that could be potentially significant to the VIE or the right to receive benefits from the entity that could be potentially significant. If the Company determines that it is the VIE’s primary beneficiary, it consolidates the VIE.

Consolidated Variable Interest Entities

The Company is the primary beneficiary of certain VIEs in which the Company has invested, as part of its investment activities, but for which it is not the investment manager. The Company’s involvement in the structuring of these investments combined with its economic interest indicates that the Company is the primary beneficiary. The Company has not provided material financial support or other support that was not contractually required to these VIEs.

The table below reflects the carrying amount and balance sheet caption in which the assets and liabilities of consolidated VIEs are reported:

	December 31, 2025	December 31, 2024
	(in thousands)
Fixed maturities, available-for-sale, at fair value	$39,593	$0
Other invested assets	52,590	0
Accrued investment income	129	0
Cash and cash equivalents	157	0
Income tax assets	14	0
Other assets	84	0
Total assets of consolidated variable interest entities	$92,567	$0

Payables to parent and affiliates	$739	$0
Other liabilities	3,945	0
Total liabilities of consolidated variable interest entities	$4,684	$0

Unconsolidated Variable Interest Entities

The Company has determined that it is not the primary beneficiary of certain VIEs. These VIEs consist of investment funds for which the Company has determined that it is not the primary beneficiary as it does not have both (1) the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and (2) the obligation to absorb losses of the entity that could be potentially significant to the VIE or the right to receive benefits from the entity that could be potentially significant. The Company’s maximum exposure to loss resulting from its relationship with unconsolidated VIEs is limited to its investment in the VIEs, which was $80 million and $0 million as of December 31, 2025 and 2024, respectively. These investments are reflected in “Other invested assets”. There are no liabilities associated with these unconsolidated VIEs on the Company’s Consolidated Statements of Financial Position.